Financial Liabilities at Amortized Cost - Schedule of Other Financial Obligations (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Financial Obligations [Line Items]
Other financial obligations	$ 367,323	$ 284,479
Other Chilean financial obligations [Member]
Schedule of Other Financial Obligations [Line Items]
Other financial obligations	367,323	284,479
Other financial obligations with the Public sector [Member]
Schedule of Other Financial Obligations [Line Items]
Other financial obligations